American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2026

Small Cap Growth Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 5.5%
AAR Corp.(1)	524,373	73,433,195
Applied Aerospace & Defense, Inc.(1)	1,576,743	29,485,094
Astronics Corp.(1)	768,490	53,402,370
Astronics Corp., Class B(1)(2)	146,713	10,126,131
Hexcel Corp.	872,709	89,845,392
Karman Holdings, Inc.(1)	1,059,223	51,001,587
		307,293,769
Automobile Components — 0.6%
Visteon Corp.	296,977	31,045,976
Banks — 2.4%
Bancorp, Inc.(1)	732,190	49,107,984
Coastal Financial Corp.(1)	50,700	2,078,193
Columbia Financial, Inc.(1)(2)	1,995,515	21,571,517
Southstate Bank Corp.	269,469	28,318,497
Triumph Financial, Inc.(1)	403,656	30,649,600
		131,725,791
Biotechnology — 13.8%
Alkermes PLC(1)	993,354	48,664,413
Arcutis Biotherapeutics, Inc.(1)	1,466,410	39,387,800
Arrowhead Pharmaceuticals, Inc.(1)	248,444	21,030,785
Bridgebio Pharma, Inc.(1)	433,657	34,731,589
Celcuity, Inc.(1)	339,390	29,316,508
Celldex Therapeutics, Inc.(1)	793,241	30,190,753
CG oncology, Inc.(1)	554,416	39,468,875
Cogent Biosciences, Inc.(1)	1,091,549	42,494,003
Cytokinetics, Inc.(1)	392,031	30,237,351
Evommune, Inc.(1)(2)	567,828	6,388,065
Ionis Pharmaceuticals, Inc.(1)	334,678	17,326,280
Madrigal Pharmaceuticals, Inc.(1)	66,541	31,095,940
Mineralys Therapeutics, Inc.(1)	792,377	20,221,461
Newamsterdam Pharma Co. NV(1)	524,241	14,568,657
Praxis Precision Medicines, Inc.(1)	178,815	55,044,621
Protagonist Therapeutics, Inc.(1)	455,742	62,272,587
PTC Therapeutics, Inc.(1)	379,813	25,831,082
Scholar Rock Holding Corp.(1)	743,393	35,158,772
Tango Therapeutics, Inc.(1)	773,207	21,015,766
Twist Bioscience Corp.(1)	319,416	29,242,535
UroGen Pharma Ltd.(1)	874,981	33,459,273
Vaxcyte, Inc.(1)	570,515	30,853,451
Vera Therapeutics, Inc.(1)	658,959	21,152,584
Viking Therapeutics, Inc.(1)	223,650	7,098,651
Xenon Pharmaceuticals, Inc.(1)	668,917	41,921,028
		768,172,830
Broadline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	358,690	26,352,954
Building Products — 1.8%
Hayward Holdings, Inc.(1)	3,747,473	56,699,267

Trex Co., Inc.(1)	1,007,215	43,672,842
		100,372,109
Capital Markets — 2.8%
Etoro Group Ltd., Class A(1)	710,209	25,333,155
Hamilton Lane, Inc., Class A	282,897	25,152,372
Miami International Holdings, Inc.(1)	1,353,482	63,667,794
Piper Sandler Cos.	538,850	40,844,830
		154,998,151
Chemicals — 2.1%
Element Solutions, Inc.	1,099,230	40,374,718
Sensient Technologies Corp.	613,449	75,865,238
		116,239,956
Commercial Services and Supplies — 0.0%
OPENLANE, Inc.(1)	44,779	1,780,413
Communications Equipment — 1.1%
Extreme Networks, Inc.(1)	1,312,497	39,558,659
Gilat Satellite Networks Ltd.(1)	1,872,879	20,695,313
		60,253,972
Construction and Engineering — 2.9%
Argan, Inc.	137,331	78,337,722
Construction Partners, Inc., Class A(1)	329,122	34,014,759
Primoris Services Corp.	564,275	47,630,453
		159,982,934
Construction Materials — 0.4%
Titan America SA(1)	1,308,284	20,252,236
Consumer Finance — 2.1%
Dave, Inc.(1)	89,537	33,369,545
Enova International, Inc.(1)	229,352	58,287,517
Figure Technology Solutions, Inc., Class A(1)	980,862	24,433,272
		116,090,334
Consumer Staples Distribution & Retail — 0.6%
Sprouts Farmers Market, Inc.(1)	356,509	31,073,324
Electrical Equipment — 1.2%
Forgent Power Solutions, Inc., Class A(1)	229,261	7,627,514
Regal Rexnord Corp.	286,302	58,757,759
		66,385,273
Electronic Equipment, Instruments and Components — 7.5%
Cognex Corp.	912,100	59,505,404
Itron, Inc.(1)	334,481	33,334,377
Littelfuse, Inc.	133,972	59,233,040
Mirion Technologies, Inc., Class A(1)	2,423,491	36,303,895
Novanta, Inc.(1)	459,090	65,443,280
OSI Systems, Inc.(1)	140,655	31,139,610
Plexus Corp.(1)	316,368	79,515,933
Ralliant Corp.	824,557	53,901,291
		418,376,830
Energy Equipment and Services — 2.3%
Expro Ltd.(1)	4,309,946	68,743,639
Weatherford International PLC	644,285	56,561,780
		125,305,419
Financial Services — 0.8%
Chime Financial, Inc., Class A(1)	1,910,923	43,932,120
Food Products — 0.8%
Freshpet, Inc.(1)	311,079	18,521,644

Premium Brands Holdings Corp.(2)	366,779	24,256,576
		42,778,220
Health Care Equipment and Supplies — 2.4%
Alphatec Holdings, Inc.(1)	4,902,028	46,667,306
Envista Holdings Corp.(1)	1,082,631	29,566,653
Omnicell, Inc.(1)	657,100	23,241,627
SI-BONE, Inc.(1)	1,895,954	33,672,143
		133,147,729
Health Care Providers and Services — 6.9%
Encompass Health Corp.	522,726	58,059,177
Ensign Group, Inc.	296,393	52,805,377
Guardant Health, Inc.(1)	156,434	25,340,743
HealthEquity, Inc.(1)	575,511	57,902,162
Omada Health, Inc.(1)	2,814,454	55,838,767
PACS Group, Inc.(1)	871,287	40,087,915
RadNet, Inc.(1)	981,113	62,575,387
U.S. Physical Therapy, Inc.	424,530	33,563,342
		386,172,870
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	627,081	34,865,704
Hotels, Restaurants and Leisure — 1.8%
Life Time Group Holdings, Inc.(1)	1,526,015	68,823,277
Pursuit Attractions & Hospitality, Inc.(1)	653,061	32,999,172
		101,822,449
Household Products — 0.4%
WD-40 Co.	90,132	20,472,582
Independent Power and Renewable Electricity Producers — 2.0%
Fervo Energy Co., Class A(1)	798,829	18,005,606
Talen Energy Corp.(1)	112,495	37,584,579
TransAlta Corp.	4,602,168	57,648,158
		113,238,343
Insurance — 0.5%
Bowhead Specialty Holdings, Inc.(1)	997,724	30,520,377
IT Services — 0.5%
Applied Digital Corp.(1)	987,562	27,049,323
Leisure Products — 1.1%
Brunswick Corp.	354,697	28,021,063
Callaway Golf Co.(1)	1,951,096	36,017,232
		64,038,295
Life Sciences Tools and Services — 0.1%
Stevanato Group SpA	404,276	8,024,879
Machinery — 3.9%
CECO Environmental Corp.(1)	1,295,261	85,344,747
ESCO Technologies, Inc.	247,992	78,189,398
Flowserve Corp.	720,500	54,750,795
		218,284,940
Media — 1.7%
Magnite, Inc.(1)	2,943,653	56,812,503
New York Times Co., Class A	492,053	36,849,849
		93,662,352
Metals and Mining — 1.8%
Constellium SE(1)	1,114,924	30,972,589
Materion Corp.	196,336	41,395,482

SSR Mining, Inc.(1)	1,040,936	26,668,780
		99,036,851
Oil, Gas and Consumable Fuels — 2.3%
Cardinal Energy Ltd.(2)	3,755,817	30,837,432
Centrus Energy Corp., Class A(1)(2)	163,398	28,910,008
Energy Fuels, Inc.(1)	1,487,281	17,014,494
Murphy Oil Corp.	1,309,512	52,040,007
		128,801,941
Pharmaceuticals — 3.3%
Crinetics Pharmaceuticals, Inc.(1)	879,621	73,465,946
Edgewise Therapeutics, Inc.(1)	856,214	32,904,304
Enliven Therapeutics, Inc.(1)	427,901	23,453,254
Liquidia Corp.(1)	413,511	34,780,410
Nuvation Bio, Inc.(1)	3,423,823	21,672,800
		186,276,714
Professional Services — 0.6%
First Advantage Corp.(1)	1,708,710	33,900,806
Real Estate Management and Development — 1.9%
Colliers International Group, Inc.	273,826	26,985,552
Compass, Inc., Class A(1)	4,485,559	51,090,517
FirstService Corp. (Toronto)(2)	180,780	25,465,369
		103,541,438
Semiconductors and Semiconductor Equipment — 4.5%
Diodes, Inc.(1)	514,414	42,346,560
Impinj, Inc.(1)	346,325	52,419,752
Lattice Semiconductor Corp.(1)	317,462	39,451,003
Onto Innovation, Inc.(1)	191,462	49,508,244
Power Integrations, Inc.	528,684	32,096,406
SiTime Corp.(1)	65,136	34,860,787
		250,682,752
Software — 7.5%
Agilysys, Inc.(1)	606,284	63,756,825
Bitdeer Technologies Group, A Shares(1)(2)	1,434,310	15,088,941
Box, Inc., Class A(1)	1,148,785	36,244,167
Braze, Inc., Class A(1)	1,160,965	28,931,248
Cleanspark, Inc.(1)	2,425,561	33,375,719
Core Scientific, Inc.(1)	2,777,565	57,551,147
Descartes Systems Group, Inc.(1)	327,573	24,620,387
Elastic NV(1)	366,083	24,084,601
Guidewire Software, Inc.(1)	171,361	26,036,590
Q2 Holdings, Inc.(1)	829,570	50,495,926
Riot Platforms, Inc.(1)(2)	2,947,976	59,460,676
		419,646,227
Specialty Retail — 3.6%
Bob's Discount Furniture, Inc.(1)(2)	1,903,206	31,726,444
Boot Barn Holdings, Inc.(1)	233,871	34,844,440
Five Below, Inc.(1)	172,097	37,367,422
National Vision Holdings, Inc.(1)	1,308,718	28,844,145
RealReal, Inc.(1)	2,238,888	27,068,156
Wayfair, Inc., Class A(1)	466,387	39,596,256
		199,446,863
Trading Companies and Distributors — 2.3%
Applied Industrial Technologies, Inc.	130,764	45,141,040
Herc Holdings, Inc.	422,864	63,488,801

SiteOne Landscape Supply, Inc.(1)	216,418	20,438,516
		129,068,357
TOTAL COMMON STOCKS (Cost $4,766,449,954)		5,504,114,403
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $342,814)	527,407	342,814
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	211,882	211,882
State Street Navigator Securities Lending Government Money Market Portfolio(3)	47,399,911	47,399,911
		47,611,793
Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 4.125%, 9/30/31 - 10/31/31, valued at $68,455,312), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $67,133,358)		67,113,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,724,793)		114,724,793
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $4,881,517,561)		5,619,182,010
OTHER ASSETS AND LIABILITIES — (0.9)%		(52,036,258)
TOTAL NET ASSETS — 100.0%		$5,567,145,752

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,071,867	USD	3,629,243	Bank of America NA	9/25/26	$(3,038)
CAD	7,238,442	USD	5,165,473	JPMorgan Chase Bank NA	9/25/26	9,756
USD	5,632,329	CAD	7,957,488	Bank of America NA	9/25/26	(56,992)
USD	5,459,278	CAD	7,725,416	Bank of America NA	9/25/26	(64,120)
USD	3,064,731	CAD	4,332,764	Bank of America NA	9/25/26	(33,041)
USD	3,140,545	CAD	4,446,761	Bank of America NA	9/25/26	(38,731)
USD	3,215,562	CAD	4,541,090	Bank of America NA	9/25/26	(31,157)
USD	3,266,476	CAD	4,587,929	Bank of America NA	9/25/26	(13,730)
USD	52,358,675	CAD	73,858,455	Goldman Sachs & Co. LLC	9/25/26	(447,498)
USD	4,355,591	CAD	6,159,372	Goldman Sachs & Co. LLC	9/25/26	(48,141)
USD	52,360,976	CAD	73,858,456	JPMorgan Chase Bank NA	9/25/26	(445,197)
						$(1,171,889)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $114,816,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $121,564,051, which includes securities collateral of $74,164,140.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,365,906,868	$138,207,535	—
Rights	342,814	—	—
Short-Term Investments	47,611,793	67,113,000	—
	$5,413,861,475	$205,320,535	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,756	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,181,645	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended July 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)(2)	$33,699	$3,324	$9,811	$6,460	—(1)	—(1)	$437	—
(1)Company was not an affiliate at July 31, 2026.
(2)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.